CASH AND CASH EQUIVALENTS (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents [abstract]
Cash and cash equivalents	$ 1,425	$ 964	$ 1,108
Bank overdraft	(28)	(9)	(2)
Per Statement of Cash Flows	1,397	955	1,106	$ 1,154
Cash and deposits on call	1,425	964	870
Money market instruments	$ 0	$ 0	$ 238